Income Tax Benefits / (Expenses) - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	€ 25,613	€ 31,283
Increase from business combination	0	0
Recognized in profit or loss	(3,989)	(5,100)
Recognized in other comprehensive loss	392	(371)
Exchange difference and other	(141)	(199)
Ending balance	21,875	25,613
Deferred tax assets [member] | Employee benefits [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	1,600	2,266
Increase from business combination	0	0
Recognized in profit or loss	(1,022)	(295)
Recognized in other comprehensive loss	392	(371)
Exchange difference and other	(85)	0
Ending balance	885	1,600
Deferred tax assets [member] | Property plant and equipment [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	885	692
Increase from business combination	0	0
Recognized in profit or loss	(572)	193
Recognized in other comprehensive loss	0	0
Exchange difference and other	0	0
Ending balance	313	885
Deferred tax assets [member] | Deferred tax assets on rental contracts; if any [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	12,324	16,742
Increase from business combination	0	0
Recognized in profit or loss	(1,200)	(4,548)
Recognized in other comprehensive loss	0	0
Exchange difference and other	(26)	130
Ending balance	11,098	12,324
Deferred tax assets [member] | Intangible assets [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	2,447	3,262
Increase from business combination	0	0
Recognized in profit or loss	(1,195)	(815)
Recognized in other comprehensive loss	0	0
Exchange difference and other	0	0
Ending balance	1,252	2,447
Deferred tax assets [member] | Inventories [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	5,195	3,945
Increase from business combination	0	0
Recognized in profit or loss	(1,231)	1,250
Recognized in other comprehensive loss	0	0
Exchange difference and other	(30)	0
Ending balance	3,934	5,195
Deferred tax assets [member] | Provisions and accrued expenses [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	2,613	1,803
Increase from business combination	0	0
Recognized in profit or loss	251	810
Recognized in other comprehensive loss	0	0
Exchange difference and other	0	0
Ending balance	2,864	2,613
Deferred tax assets [member] | Receivables and other assets [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	159	402
Increase from business combination	0	0
Recognized in profit or loss	550	(243)
Recognized in other comprehensive loss		0
Exchange difference and other	0	0
Ending balance	709	159
Deferred tax assets [member] | Tax losses [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	191	1,940
Increase from business combination	0	0
Recognized in profit or loss	(9)	(1,473)
Recognized in other comprehensive loss	0	0
Exchange difference and other	0	(276)
Ending balance	182	191
Deferred tax assets [member] | Other [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	199	231
Increase from business combination	0	0
Recognized in profit or loss	439	21
Recognized in other comprehensive loss	0	0
Exchange difference and other	0	(53)
Ending balance	638	199
Deferred tax liabilities [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	62,976	68,392
Increase from business combination	0	0
Recognized in profit or loss	(1,715)	(5,418)
Recognized in other comprehensive loss	0	0
Exchange difference and other	(9)	2
Ending balance	61,252	62,976
Deferred tax liabilities [member] | Deferred tax liabilities on rental contracts; if any [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	8,316	14,213
Increase from business combination	0
Recognized in profit or loss	147	(5,897)
Recognized in other comprehensive loss	0
Exchange difference and other	(9)	0
Ending balance	8,454	8,316
Deferred tax liabilities [member] | Intangible assets [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	53,207	51,994
Increase from business combination	0	0
Recognized in profit or loss	(1,213)	1,213
Recognized in other comprehensive loss	0	0
Exchange difference and other	0	0
Ending balance	51,994	53,207
Deferred tax liabilities [member] | Receivables and other assets [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	139	945
Increase from business combination		0
Recognized in profit or loss	(125)	(806)
Recognized in other comprehensive loss		0
Exchange difference and other		0
Ending balance	14	139
Deferred tax liabilities [member] | Other [member]
Disclosure of Deferred Tax Assets And Liabilities [line Items]
Beginning balance	1,314	1,240
Increase from business combination	0	0
Recognized in profit or loss	(524)	72
Recognized in other comprehensive loss	0	0
Exchange difference and other	0	2
Ending balance	€ 790	€ 1,314